CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Own credit adjustments [Member]		Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2014		¥ 594,493	¥ 683,638	¥ 1,287,003		¥ 27,704	¥ (18,809)	¥ 11,741				¥ (72,090)		¥ 39,533
Gain (loss) on sales of treasury stock			(2,417)	(5,221)
Issuance and exercise of common stock options			2,186
Changes in an affiliated company's interests in it's subsidiary
Cumulative effect of change in accounting principle					[1]					[1]					[2]
Net income attributable to NHI shareholders	¥ 224,785			224,785
Cash dividends				(68,627)										(39)
Net change during the year						105,667
Pension liability adjustment	3,405						3,405
Net unrealized gain (loss) on non-trading securities								14,031
Own credit adjustments
Repurchases of common stock												(104,047)
Sales of common stock												3
Common stock issued to employees												24,226
Net income attributable to noncontrolling interests	(1,194)													1,194
Other net change in treasury stock												103
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														4,820
Net unrealized gain (loss) on non-trading securities														4,931
Purchase / sale of subsidiary shares, net														4,889
Other net change in noncontrolling interests														(18,156)
Balance at end of year at Mar. 31, 2015	2,744,946	594,493	683,407	1,437,940		133,371	(15,404)	25,772			¥ 143,739	(151,805)	¥ 2,707,774	37,172
Gain (loss) on sales of treasury stock				(6,116)
Issuance and exercise of common stock options			4,127
Changes in an affiliated company's interests in it's subsidiary			5,172
Cumulative effect of change in accounting principle					[1]					[1]					[2]
Net income attributable to NHI shareholders	131,550			131,550
Cash dividends				(46,797)										(9,978)
Net change during the year						(79,953)
Pension liability adjustment	(17,921)						(17,921)
Net unrealized gain (loss) on non-trading securities								(885)
Own credit adjustments
Repurchases of common stock												(20,002)
Sales of common stock												1
Common stock issued to employees												23,296
Net income attributable to noncontrolling interests	(11,012)													11,012
Other net change in treasury stock												(7)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														(1,140)
Net unrealized gain (loss) on non-trading securities														(525)
Purchase / sale of subsidiary shares, net														500
Other net change in noncontrolling interests														5,735
Balance at end of year at Mar. 31, 2016	2,743,015	594,493	692,706	1,516,577		53,418	(33,325)	24,887			44,980	(148,517)	2,700,239	42,776
Gain (loss) on sales of treasury stock				(2,856)
Issuance and exercise of common stock options			(11,377)
Changes in an affiliated company's interests in it's subsidiary
Cumulative effect of change in accounting principle	19,294			(19,294)	[1]				19,294	[1]				11,330	[2]
Net income attributable to NHI shareholders	239,617			239,617
Cash dividends				(70,810)										(1,781)
Net change during the year						(5,651)
Pension liability adjustment	(7,695)						(7,695)
Net unrealized gain (loss) on non-trading securities								(4,543)
Own credit adjustments	(12,733)								(12,733)
Repurchases of common stock												(61,338)
Sales of common stock												1
Common stock issued to employees												25,796
Net income attributable to noncontrolling interests	(2,949)													2,949
Other net change in treasury stock												1,266
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														(40)
Net unrealized gain (loss) on non-trading securities														(2,057)
Purchase / sale of subsidiary shares, net														(14)
Other net change in noncontrolling interests														712
Balance at end of year at Mar. 31, 2017	¥ 2,843,791	¥ 594,493	¥ 681,329	¥ 1,663,234		¥ 47,767	¥ (41,020)	¥ 20,344	¥ 6,561		¥ 33,652	¥ (182,792)	¥ 2,789,916	¥ 53,875

[1]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities."
[2]	Represents the adjustment to initially apply ASU 2015-02, "Amendments to the Consolidation analysis" ("ASU 2015-02").